Expense Example - AFL CIO HOUSING INVESTMENT TRUST [Member]	Apr. 30, 2026 USD ($)
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 32
Expense Example, with Redemption, 3 Years	101
Expense Example, with Redemption, 5 Years	177
Expense Example, with Redemption, 10 Years	$ 399